Document and Entity Information	Feb. 06, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	HERITAGE GLOBAL INC.
Amendment Flag	false
Entity Central Index Key	0000849145
Document Type	8-K
Document Period End Date	Feb. 06, 2025
Entity Incorporation State Country Code	FL
Entity File Number	001-39471
Entity Tax Identification Number	59-2291344
Entity Address, Address Line One	12625 High Bluff Drive
Entity Address, Address Line Two	Suite 305
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	858
Local Phone Number	847-0656
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	HGBL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false